Other Income (Expense), Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Realized gains on investments, net	$ 24,414	$ 23,810	$ 10,775
Impairment expense	0	(407)	(6,914)
Foreign currency transaction losses, net	1,382	857	(1,898)
Realized and unrealized losses on derivatives, net	(896)	(2,761)	(1,118)
Realized and unrealized losses on interest rate swap, net	0	(3,102)	(13,591)
Dividend income	94	158	1,635
Other, net	(513)	(113)	(5,200)
Other income (expense), net	29,231	9,636	(23,442)
Auction Rate Securities [Member]
Component of Operating Other Cost and Expense [Line Items]
Impairment expense	0	(407)	(6,914)
UBS Put [Member]
Component of Operating Other Cost and Expense [Line Items]
Impairment expense	0	(6,696)	(6,889)
Other Investments [Member]
Component of Operating Other Cost and Expense [Line Items]
Impairment expense	0	(2,110)	(242)
Proceeds from settlement of CTI claims	$ 4,750	$ 0	$ 0